Convertible Preferred Stock - Summary of Preferred Stock (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred Stock Authorized	0	155,387,025	155,387,025
Preferred Stock Issued	0	139,444,346	139,444,346
Preferred Stock Outstanding	0	139,444,346	139,444,346
Liquidation preference	$ 0	$ 470,256
After Reverse Capitalization [Member]
Class of Stock [Line Items]
Preferred Stock Authorized		155,387,025	155,387,025
Preferred Stock Issued		139,444,346	139,444,346
Preferred Stock Outstanding		139,444,346	139,444,346
Carrying Value		$ 447,800	$ 447,800
Liquidation preference		$ 470,300	$ 470,300
Common Stock Issuable Upon Conversion		139,444,346
Series A Preferred stock [Member] | After Reverse Capitalization [Member]
Class of Stock [Line Items]
Preferred Stock Authorized		10,907,993	10,907,993
Preferred Stock Issued		10,907,993	10,907,993
Preferred Stock Outstanding		10,907,993	10,907,993
Carrying Value		$ 5,500	$ 5,500
Liquidation preference		$ 5,500	$ 5,500
Common Stock Issuable Upon Conversion		10,907,993	10,907,993
Series A-1 Preferred stock [Member] | After Reverse Capitalization [Member]
Class of Stock [Line Items]
Preferred Stock Authorized		14,888,608	14,888,608
Preferred Stock Issued		14,888,608	14,888,608
Preferred Stock Outstanding		14,888,608	14,888,608
Carrying Value		$ 7,500	$ 7,500
Liquidation preference		$ 30,000	$ 30,000
Common Stock Issuable Upon Conversion		14,888,608	14,888,608
Series B Preferred stock [Member] | After Reverse Capitalization [Member]
Class of Stock [Line Items]
Preferred Stock Authorized		21,381,446	21,381,446
Preferred Stock Issued		21,381,446	21,381,446
Preferred Stock Outstanding		21,381,446	21,381,446
Carrying Value		$ 35,000	$ 35,000
Liquidation preference		$ 35,000	$ 35,000
Common Stock Issuable Upon Conversion		21,381,446	21,381,446
Series C Preferred stock [Member] | After Reverse Capitalization [Member]
Class of Stock [Line Items]
Preferred Stock Authorized		39,431,582	39,431,582
Preferred Stock Issued		39,431,582	39,431,582
Preferred Stock Outstanding		39,431,582	39,431,582
Carrying Value		$ 160,200	$ 160,200
Liquidation preference		$ 160,200	$ 160,200
Common Stock Issuable Upon Conversion		39,431,582	39,431,582
Series D Preferred stock [Member] | After Reverse Capitalization [Member]
Class of Stock [Line Items]
Preferred Stock Authorized		68,777,396	68,777,396
Preferred Stock Issued		52,834,717	52,834,717
Preferred Stock Outstanding		52,834,717	52,834,717
Carrying Value		$ 239,600	$ 239,600
Liquidation preference		$ 239,600	$ 239,600
Common Stock Issuable Upon Conversion		52,834,717	52,834,717